UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -----------------------------------------------------

Form  13F  File  Number:  28-05313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  1/15/2002
--------------------                  --------------                  ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          115
                                              -----------

Form  13F  Information  Table  Value  Total:  $   102,955
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AT&T CORP                      COM              1957109        464   25579 SH       SOLE              25579      0    0
AT&T CORP                      COM              1957109          8     445 SH       SHR                 445      0    0
ABBOTT LABS                    COM              2824100        692   12412 SH       SOLE              12412      0    0
ABBOTT LABS                    COM              2824100        190    3400 SH       SHR                3400      0    0
ALLEGHENY ENERGY INC           COM              17361106       436   12029 SH       SOLE              12029      0    0
ALLEGHENY ENERGY INC           COM              17361106         4     116 SH       SHR                 116      0    0
ALLTEL CORP                    COM              20039103       266    4303 SH       SOLE               4303      0    0
ALLTEL CORP                    COM              20039103        11     180 SH       SHR                 180      0    0
AMERICAN ELEC PWR INC          COM              25537101       150    3452 SH       SOLE               3452      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     1324   25953 SH       SOLE              25953      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108      112    2200 SH       SHR                2200      0    0
BURKE & HERBERT BANK & TRUST   COM              121331102     8812   11671 SH       SOLE              11671      0    0
COMPANY
BURKE & HERBERT BANK & TRUST   COM              121331102      264     350 SH       SHR                 350      0    0
COMPANY
CIGNA CORP                     COM              125509109      469    5060 SH       SOLE               5060      0    0
CHEVRON TEXACO CORP            COM              166764100     1142   12744 SH       SOLE              12744      0    0
CHEVRON TEXACO CORP            COM              166764100      542    6052 SH       SHR                6052      0    0
CISCO SYS INC                  COM              17275R102      255   14080 SH       SOLE              14080      0    0
CISCO SYS INC                  COM              17275R102       21    1163 SH       SHR                1163      0    0
CITIGROUP INC                  COM              172967101     1407   27880 SH       SOLE              27880      0    0
CITIGROUP INC                  COM              172967101       15     304 SH       SHR                 304      0    0
COCA COLA CO                   COM              191216100    12740  270193 SH       SOLE             270193      0    0
COCA COLA CO                   COM              191216100       28     600 SH       SHR                 600      0    0
CORNING INC                    COM              219350105      169   18938 SH       SOLE              18938      0    0
DISNEY WALT CO                 COM              254687106      435   20999 SH       SOLE              20999      0    0
DISNEY WALT CO                 COM              254687106       76    3647 SH       SHR                3647      0    0
DOCUCON INC NEW                COM              255908402        3   16667 SH       SOLE              16667      0    0
DOMINION RESOURCES INC/VA      COM              25746U109      626   10422 SH       SOLE              10422      0    0
DOMINION RESOURCES INC/VA      COM              25746U109       66    1105 SH       SHR                1105      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109     1249   29383 SH       SOLE              29383      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109       91    2150 SH       SHR                2150      0    0
ELECTRONIC DATA SYS CORP NEW   COM              285661104      307    4480 SH       SOLE               4480      0    0
ELECTRONIC DATA SYS CORP NEW   COM              285661104       55     800 SH       SHR                   0    800    0
EXXON MOBIL CORP               COM              30231G102     5826  148234 SH       SOLE             148234      0    0
EXXON MOBIL CORP               COM              30231G102     1075   27347 SH       SHR               27347      0    0
FPL GROUP INC                  COM              302571104      213    3769 SH       SOLE               3769      0    0
FPL GROUP INC                  COM              302571104       11     195 SH       SHR                 195      0    0
FEDERAL HOME LN MTG CORP VT    COM              313400301      471    7200 SH       SOLE               7200      0    0
FEDERAL NATL MTG ASSN          COM              313586109     1392   17505 SH       SOLE              17505      0    0
FEDERAL NATL MTG ASSN          COM              313586109       40     500 SH       SHR                 500      0    0
FIRST VA BKS INC               COM              337477103      572   11263 SH       SOLE              11263      0    0
GANNETT INC                    COM              364730101      428    6361 SH       SOLE               6361      0    0
GANNETT INC                    COM              364730101        5      75 SH       SHR                  75      0    0
GENERAL ELEC CO                COM              369604103     6540  163168 SH       SOLE             163168      0    0
GENERAL ELEC CO                COM              369604103      690   17212 SH       SHR               17212      0    0
GLAXO SMITHKLINE SPONSORED PLC COM              37733W105      278    5586 SH       SOLE               5586      0    0
AD
GLAXO SMITHKLINE SPONSORED PLC COM              37733W105        0       1 SH       SHR                   1      0    0
AD
HEINZ H J CO                   COM              423074103      287    6986 SH       SOLE               6986      0    0
HEWLETT PACKARD CO             COM              428236103      604   29412 SH       SOLE              29412      0    0
HEWLETT PACKARD CO             COM              428236103       18     876 SH       SHR                 876      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106      262    7745 SH       SOLE               7745      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106       10     300 SH       SHR                 300      0    0
HOUSEHOLD INTL INC             COM              441815107      201    3471 SH       SOLE               3471      0    0
INTEL CORP                     COM              458140100      854   27148 SH       SOLE              27148      0    0
INTEL CORP                     COM              458140100       96    3043 SH       SHR                1443   1600    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1053    8708 SH       SOLE               8708      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101        7      54 SH       SHR                  54      0    0
J P MORGAN CHASE & CO          COM              46625H100      315    8659 SH       SOLE               8659      0    0
J P MORGAN CHASE & CO          COM              46625H100       20     554 SH       SHR                 554      0    0
JOHNSON & JOHNSON              COM              478160104     2641   44688 SH       SOLE              44688      0    0
JOHNSON & JOHNSON              COM              478160104       30     500 SH       SHR                 500      0    0
KEENE CORP DEL                 COM              487315103        6   22600 SH       SOLE              22600      0    0
KIMBERLY CLARK CORP            COM              494368103      654   10935 SH       SOLE              10935      0    0
KIMBERLY CLARK CORP            COM              494368103       60    1000 SH       SHR                 200    800    0
LUCENT TECHNOLOGIES INC        COM              549463107      154   24391 SH       SOLE              24391      0    0
LUCENT TECHNOLOGIES INC        COM              549463107        7    1100 SH       SHR                1100      0    0
MEI CORP NEV NEW               COM              552711202        4   16250 SH       SOLE              16250      0    0
MARRIOTT INTL INC NEW CL A     COM              571903202      301    7408 SH       SOLE               7408      0    0
MCDONALDS CORP                 COM              580135101      332   12538 SH       SOLE              12538      0    0
MEDTRONIC INC                  COM              585055106     2450   47850 SH       SOLE              47850      0    0
MEDTRONIC INC                  COM              585055106       24     474 SH       SHR                 474      0    0
MERCK & CO INC                 COM              589331107     2334   39692 SH       SOLE              39692      0    0
MERCK & CO INC                 COM              589331107      212    3600 SH       SHR                3600      0    0
MICROSOFT CORP                 COM              594918104      321    4850 SH       SOLE               4850      0    0
MICROSOFT CORP                 COM              594918104      517    7800 SH       SHR                7800      0    0
MINNESOTA MNG & MFG CO         COM              604059105     1094    9256 SH       SOLE               9256      0    0
MINNESOTA MNG & MFG CO         COM              604059105       35     300 SH       SHR                 300      0    0
MOTOROLA INC                   COM              620076109      445   29623 SH       SOLE              29623      0    0
NORFOLK SOUTHN CORP            COM              655844108      432   23566 SH       SOLE              23566      0    0
NORTHERN TR CORP               COM              665859104      217    3600 SH       SOLE               3600      0    0
OMNICOM GROUP                  COM              681919106      211    2360 SH       SOLE               2360      0    0
ORACLE CORP                    COM              68389X105      163   11800 SH       SOLE              11800      0    0
ORACLE CORP                    COM              68389X105        9     648 SH       SHR                 648      0    0
PPG INDS INC                   COM              693506107      265    5130 SH       SOLE               5130      0    0
PAYNE BROTHERS PROPERTY LLC    50% INT IN LLC   695001990    21792      10 SH       SOLE                 10      0    0
PEPSICO INC                    COM              713448108     2023   41542 SH       SOLE              41542      0    0
PEPSICO INC                    COM              713448108       58    1200 SH       SHR                1200      0    0
PFIZER INC                     COM              717081103     1683   42241 SH       SOLE              42241      0    0
PFIZER INC                     COM              717081103      163    4100 SH       SHR                4100      0    0
PHARMACIA CORPORATION          COM              71713U102      292    6838 SH       SOLE               6838      0    0
PHILIP MORRIS COS INC          COM              718154107     1023   22320 SH       SOLE              22320      0    0
PHILIP MORRIS COS INC          COM              718154107       21     450 SH       SHR                 450      0    0
PITNEY BOWES INC               COM              724479100      466   12391 SH       SOLE              12391      0    0
PITNEY BOWES INC               COM              724479100       15     400 SH       SHR                 400      0    0
POTOMAC ELEC PWR CO            COM              737679100      244   10811 SH       SOLE              10811      0    0
PROCTER & GAMBLE CO            COM              742718109      423    5341 SH       SOLE               5341      0    0
PROCTER & GAMBLE CO            COM              742718109       32     400 SH       SHR                 400      0    0
PROTECTIVE LIFE CORP           COM              743674103      266    9194 SH       SOLE               9194      0    0
ROYAL DUTCH PETE CO N Y        PAR N GLDR 1.25  780257804      363    7405 SH       SOLE               7405      0    0
REGISTRY
SBC COMMUNICATIONS INC         COM              78387G103      650   16601 SH       SOLE              16601      0    0
SBC COMMUNICATIONS INC         COM              78387G103       71    1800 SH       SHR                1800      0    0
SARA LEE CORP                  COM              803111103      552   24843 SH       SOLE              24843      0    0
SUNTRUST BANKS INC             COM              867914103      304    4855 SH       SOLE               4855      0    0
TJ PARTNER                     PARTNERSHIP      885993477       52   52439 SH       SOLE              52439      0    0
TYCO INTL LTD NEW              COM              902124106      231    3920 SH       SOLE               3920      0    0
TYCO INTL LTD NEW              COM              902124106       66    1114 SH       SHR                1114      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      336    5200 SH       SOLE               5200      0    0
UNITED TECHNOLOGIES CORP       COM              913017109       29     450 SH       SHR                 450      0    0
VERIZON COMMUNICATIONS         COM              92343V104     2308   48625 SH       SOLE              48625      0    0
VERIZON COMMUNICATIONS         COM              92343V104      182    3832 SH       SHR                3832      0    0
VERSAR INC                     COM              925297103      300   87350 SH       SOLE              87350      0    0
WACHOVIA CORP                  COM              929903102      639   20366 SH       SOLE              20366      0    0
WAL MART STORES INC            COM              931142103     1086   18866 SH       SOLE              18866      0    0
WAL MART STORES INC            COM              931142103       75    1300 SH       SHR                1300      0    0
WELLS FARGO CO                 COM              949746101      568   13075 SH       SOLE              13075      0    0
WELLS FARGO CO                 COM              949746101       27     617 SH       SHR                 617      0    0